Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Schedule of Effective Tax Rate and the Federal Statutory Income Tax Rate	The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate (in thousands):
	Year Ended December 31
	2024		2023
Tax benefit at U.S. federal statutory rate	21.00%	(1,941)	21.00%	(2,159)
State Tax, net of federal benefit	14.58%	(1,347)	0.14%	(14)
Permanent difference	(0.06)%	6	(0.06)%	6
Prior-Year deferred taxes adjustment	0.32%	(30)	(0.57)%	58
Change of valuation allowance	(35.84)%	3,312	(20.51)%	2,109
Effective income tax rate	0.00%	—	0.00%	—

Schedule of Provision for Income Taxes

The components of the provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
	—	—

Deferred:
Federal	(1,607)	2,127
State and local	(1,705)	(18)
	(3,312)	2,109
Less: change in valuation allowance	3,312	(2,109)
Total provision for income taxes	$—	$—

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Accrued expenses & other	$70	$38
Depreciation and amortization	7	2
Stock based compensation	52	38
Convertible debt	93	5
Capitalized R&D	1,549	1,542
Net operating loss carryforward	32,173	29,033
R&D credit carryforward	3,511	3,485
Other	—	—
	37,455	34,143
Less: valuation allowance	(37,455)	(34,143)